Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Other current assets and other current liabilities
Contract liability related to loyalty program	₽ 560	₽ 607
Contract liability related to guarantees issued	254	199
Other	74	96
Total other current liabilities	₽ 888	₽ 902